Transactions with Related Parties and Affiliates (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Aug. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Payments for Capital Improvements				$ 211,187,000	$ 70,574,000
Operating Costs and Expenses		$ 18,916,000	$ 17,764,000	36,469,000	32,204,000
Vessel operating expenses (entirely through related parties transactions)		85,271,000	82,550,000	170,193,000	165,766,000
General and administrative expense		20,584,000	20,536,000	41,328,000	40,035,000
Other Receivable, after Allowance for Credit Loss, Noncurrent		0		0			$ 39,570,000
Amounts due from related parties, short-term - Book Value		29,784,000		29,784,000			0
Amounts due to related parties, short-term - Book Value		0		0			(32,026,000)
Superintendent attendances and claims preparation [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses		1,133,000	1,439,000	1,524,000	2,005,000
Extraordinary crewing fees and costs [Member]
Related Party Transaction [Line Items]
Operating Costs and Expenses		81,000	997,000	215,000	2,291,000
Deposits For Vessels Acquisitions and Other Long-term Assets
Related Party Transaction [Line Items]
Capitalized expenses		2,433,000	957,000	4,882,000	2,010,000
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments for Capital Improvements		6,433,000	14,154,000	10,284,000	19,743,000
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee				$ 50.00
Annual growth factor of management fees				3.00%
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member] | Specialized Transhipper Vessel [Member]
Related Party Transaction [Line Items]
Daily management fee				$ 550
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Ultra Handymax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee				4,750			4,620	$ 4,480
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Panamax Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee				4,860			4,720	4,580
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee				5,910			5,740	5,570
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member]
Related Party Transaction [Line Items]
Daily management fee				6,670			6,470	6,280
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 3,000 up to 4,999 [Member]
Related Party Transaction [Line Items]
Daily management fee				6,790			6,590	6,400
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership Vessels of TEU 5,000 up to 6,800 [Member]
Related Party Transaction [Line Items]
Daily management fee				7,540			7,320	7,110
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 8,000 up to 9,999 [Member]
Related Party Transaction [Line Items]
Daily management fee				8,500			8,250	8,010.00
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | Containership of TEU 10,000 up to 11,999 [Member]
Related Party Transaction [Line Items]
Daily management fee				9,040.00			8,770	8,520
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | MR1 and MR2 product tankers and chemical tankers [Member]
Related Party Transaction [Line Items]
Daily management fee				7,460			7,240	7,030.00
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee							7,670	7,440
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | LR2 and LR1 Product Tanker [Member]
Related Party Transaction [Line Items]
Daily management fee				7,900
Management Agreement [Member] | Upon Completion Of The Mergers [Member] | VLCC [Member]
Related Party Transaction [Line Items]
Daily management fee				10,550			10,240	$ 9,940
Management Agreement [Member] | Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee				25.000
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and administrative expense		15,770,000	$ 15,755,000	31,549,000	$ 29,861,000
Other Receivable, after Allowance for Credit Loss, Noncurrent		0		0			39,570,000
Amounts due from related parties, short-term - Book Value		27,551,000		$ 27,551,000
Amounts due to related parties, short-term - Book Value							$ (32,026,000)
Partners Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction				Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios South American Logistics Inc. [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Date of delivery						first quarter of 2024
Charter-out daily rate						$ 25,800
Charter revenue		2,334,000		$ 3,313,000
Navios South American Logistics Inc. [Member] | Amounts Due From Related Parties [Member] | Navios Vega [Member]
Related Party Transaction [Line Items]
Other Receivable, after Allowance for Credit Loss, Noncurrent		$ 2,233,000		$ 2,233,000
Renewed Management Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Agreement term	10 years
Master Management Agreement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Agreement term	10 years
Commercial management fee revenue percentage	1.25%
S&P fee percentage	1.00%
Termination fees discount rate	6.00%
Master Management Agreement [Member] | Owned Vessel [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Technical management fee	$ 950